Related party disclosures	9 Months Ended
Sep. 30, 2024
Related party disclosures [Abstract]
Related party disclosures
12.	Related party disclosures

Other than those transactions reported in Note 11, “Share-based compensation”, there have been no other transactions in the three or nine months ended September 30, 2024 and ended September 30, 2023, with related parties that had a material effect on the financial position or performance of the Group.